May 05, 2009

VIA EDGAR

Securities and Exchange Commission
101 F Street, NE
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE:               The GAMCO Growth Fund (the "Fund")
                  File Nos. 33-10583 and 811-04873
                  --------------------------------


Dear Sir or Madam:

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A (the "Amendment"). The Amendment was filed electronically on April 30, 2009 (Accession #0000935069-09-001125).

Should you have any comments on this filing, please contact the undersigned at
(617) 338-4708.

Sincerely,

/s/ HALEY BUTLER
----------------
Haley Butler
Associate - Regulatory Administration
PNC Global Investment Servicing
99 High Street - 27th Floor
Boston, MA 02110


cc:      B. Alpert
         R. Prins
         D. James
         A. Lonergan